SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment reporting - Revenues and long-lived assets by geography (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	¥ 18,174,206	¥ 18,842,663	¥ 18,950,683
Single reportable segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	18,174,206	18,842,663	18,950,683
Long-lived assets	6,673,367	6,652,563
Single reportable segment | Japan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	18,156,469	18,829,625	18,931,809
Long-lived assets	6,222,232	6,188,067
Single reportable segment | All foreign countries
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	17,737	13,038	¥ 18,874
Long-lived assets	¥ 451,135	¥ 464,496